Net income (loss) per share and net income (loss) attributable to ordinary shareholders - Schedule of basic and diluted net income (loss) per share (Detail)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) attributable to DouYu Holdings Limited shareholders		¥ (581,883,146)	¥ 485,498,597	¥ 39,753,232
Amounts allocated to convertible redeemable preferred shares for participating rights to dividends				(14,283,763)
Net income (loss) attributable to ordinary shareholders for computing basic net income (loss) per share		¥ (581,883,146)	¥ 485,498,597	¥ 25,469,469
Denominator:
Weighted average number of ordinary shares used in computing basic income (loss) per ordinary share | shares		32,544,878	31,963,526	19,254,661
Basic net income (loss) per ordinary share | (per share)	$ (2.81)	¥ (17.88)	¥ 15.19	¥ 1.32
Numerator:
Net income (loss) attributable to ordinary shareholders of DouYu Holdings Limited		¥ (581,883,146)	¥ 485,498,597	¥ 25,469,469
Add: undistributed earnings allocated to participating securities				14,283,763
Net income (loss) attributable to ordinary shareholders for computing diluted net income (loss) per ordinary share		¥ (581,883,146)	¥ 485,498,597	¥ 39,753,232
Denominator:
Weighted average number of ordinary shares used in computing basic income (loss) per ordinary share | shares		32,544,878	31,963,526	19,254,661
Add: conversion of convertible redeemable preferred shares into ordinary shares | shares				10,798,380
Restricted Share Units | shares			1,049,156	1,389,890
Weighted average ordinary shares used in computing diluted income (loss) per ordinary share | shares		32,544,878	33,012,682	31,442,931
Diluted net income (loss) per ordinary share | (per share)	$ (2.81)	¥ (17.88)	¥ 14.71	¥ 1.26